Stock-based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Units Exercise Price Range (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Share-based Payment Arrangement [Abstract]
Aggregate intrinsic value	$ 1